Note 10 - Fair Value Disclosures (Details) - Fair Value, Quantitative Disclosures (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2013		Dec. 31, 2012
Impaired Loans [Member]
Note 10 - Fair Value Disclosures (Details) - Fair Value, Quantitative Disclosures [Line Items]
Impaired loans (in Dollars)	$ 8,410,298		$ 4,794,369
Valuation Techniques	Appraisal of collateral (1)	[1]	Appraisal of collateral (1)	[1]
Unobservable Input	Appraisal adjustments (2)	[2]	Appraisal adjustments (2)	[2]
Impaired Loans [Member] | Minimum [Member]
Note 10 - Fair Value Disclosures (Details) - Fair Value, Quantitative Disclosures [Line Items]
Range of Adjustments	5.00%		5.00%
Impaired Loans [Member] | Maximum [Member]
Note 10 - Fair Value Disclosures (Details) - Fair Value, Quantitative Disclosures [Line Items]
Range of Adjustments	50.00%		50.00%
Other Real Estate Owned [Member]
Note 10 - Fair Value Disclosures (Details) - Fair Value, Quantitative Disclosures [Line Items]
Valuation Techniques	Appraisal of collateral (1)	[1]	Appraisal of collateral (1)	[1]
Unobservable Input	Appraisal adjustments (2)	[2]	Appraisal adjustments (2)	[2]
Other real estate owned (in Dollars)	$ 571,950		$ 6,568,781
Other Real Estate Owned [Member] | Minimum [Member]
Note 10 - Fair Value Disclosures (Details) - Fair Value, Quantitative Disclosures [Line Items]
Range of Adjustments	8.00%		8.00%
Other Real Estate Owned [Member] | Maximum [Member]
Note 10 - Fair Value Disclosures (Details) - Fair Value, Quantitative Disclosures [Line Items]
Range of Adjustments	60.00%		60.00%

[1]	Fair value is generally determined through independent appraisals of the underlying collateral, which generally include various Level 3 inputs that are not identifiable.
[2]	Includes qualitative adjustments by management and estimated liquidation expenses.